Directors' Emoluments (Tables)	6 Months Ended
Sep. 30, 2025
Directors' Emoluments [Abstract]
Schedule of Directors' Emoluments

The emoluments paid or payable to the directors of the Company were as follows:

	Six Months ended September 30, 2025	Six Months ended September 30, 2024
Salaries
Lap Sun Wong	$32,130	$38,420
Ms. Zou Yue	7,692	-
Mr. Chan Kam Leung	7,692	-
Mr. Lai King Yin	7,692	-
Zhifang Zhang	6,977	38,420
Total	$62,183	$76,840